Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (90.2%)
Angola (1.7%)
Sovereign (1.7%)
Angolan Government International Bond,
8.00%, 11/26/29		$800	$806
8.00%, 11/26/29 (a)		1,400	1,411
9.38%, 5/8/48 (a)(b)		1,010	996
			3,213
Argentina (1.2%)
Sovereign (1.2%)
Argentine Republic Government International Bond,
0.50%, 7/9/30 (c)		887	299
1.00%, 7/9/29		167	57
1.13%, 7/9/35 (c)		1,625	498
2.00%, 1/9/38 (c)		3,840	1,454
			2,308
Armenia (0.5%)
Sovereign (0.5%)
Republic of Armenia International Bond,
3.60%, 2/2/31		500	397
3.95%, 9/26/29		550	468
			865
Azerbaijan (1.0%)
Sovereign (1.0%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		1,928	1,803

Bahrain (1.3%)
Sovereign (1.3%)
Bahrain Government International Bond,
7.50%, 9/20/47		2,500	2,458

Belarus (0.1%)
Sovereign (0.1%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		400	66
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (a)		710	110
			176
Benin (0.5%)
Sovereign (0.5%)
Benin Government International Bond,
4.95%, 1/22/35	EUR	1,000	906

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Brazil (3.5%)
Corporate Bonds (1.0%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	$1,150	1,115
MARB BondCo PLC,
3.95%, 1/29/31 (a)	660	587
Suzano Austria GmbH,
3.75%, 1/15/31	225	212
		1,914
Sovereign (2.5%)
Brazilian Government International Bond,
3.88%, 6/12/30	590	545
4.50%, 5/30/29	470	462
5.00%, 1/27/45	2,288	2,042
6.00%, 4/7/26	1,610	1,747
		4,796
		6,710
Chile (1.4%)
Corporate Bond (0.5%)
Colbun SA,
3.15%, 3/6/30 (a)	1,110	1,031

Sovereign (0.9%)
Chile Government International Bond,
3.50%, 1/25/50	1,570	1,441
3.86%, 6/21/47	250	244
		1,685
		2,716
China (3.5%)
Sovereign (3.5%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	970	1,035
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	3,040	3,114
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,770	1,701
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25 (a)	780	792
		6,642
Colombia (2.5%)
Corporate Bonds (0.3%)
Millicom International Cellular SA,
4.50%, 4/27/31 (a)	384	358
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	272	274
		632
Sovereign (2.2%)
Colombia Government International Bond,
3.00%, 1/30/30 (b)	1,791	1,545
4.13%, 5/15/51 (b)	1,000	757
5.00%, 6/15/45 (b)	2,230	1,885
		4,187
		4,819

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)	505	512
7.00%, 4/4/44	340	337
7.16%, 3/12/45	710	707
		1,556
Dominican Republic (3.9%)
Sovereign (3.9%)
Dominican Republic International Bond,
4.88%, 9/23/32 (a)	710	644
5.30%, 1/21/41 (a)	550	479
5.50%, 2/22/29 (a)	490	485
5.88%, 1/30/60	500	430
5.88%, 1/30/60 (a)	1,190	1,024
6.00%, 7/19/28 (a)	560	570
6.85%, 1/27/45 (a)	1,252	1,244
6.88%, 1/29/26 (a)	1,605	1,709
7.45%, 4/30/44 (a)	666	706
		7,291
Ecuador (2.2%)
Sovereign (2.2%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)	351	196
0.50%, 7/31/40 (a)(c)	1,421	816
0.50%, 7/31/40 (c)	522	300
1.00%, 7/31/35 (a)(c)	2,302	1,511
1.00%, 7/31/35 (c)	550	361
5.00%, 7/31/30 (a)(c)	1,184	994
		4,178
Egypt (3.1%)
Sovereign (3.1%)
Egypt Government International Bond,
4.75%, 4/16/26	480	491
6.38%, 4/11/31 (a)	1,610	1,531
7.50%, 2/16/61 (a)	1,030	821
7.90%, 2/21/48 (a)	490	399
8.15%, 11/20/59 (a)	2,000	1,657
8.88%, 5/29/50 (a)	430	374
8.88%, 5/29/50 (a)	750	651
		5,924
El Salvador (0.5%)
Sovereign (0.5%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,785	892
8.63%, 2/28/29 (a)	250	122
		1,014

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	740	753

Ghana (1.8%)
Sovereign (1.8%)
Ghana Government International Bond,
7.75%, 4/7/29	1,350	994
7.88%, 2/11/35	460	322
8.63%, 6/16/49 (a)	690	483
8.88%, 5/7/42 (a)	910	640
8.95%, 3/26/51 (a)	1,340	940
		3,379
Guatemala (0.9%)
Sovereign (0.9%)
Guatemala Government Bond,
4.65%, 10/7/41 (a)	400	374
4.88%, 2/13/28	970	996
6.13%, 6/1/50 (a)	380	401
		1,771
Honduras (0.7%)
Sovereign (0.7%)
Honduras Government International Bond,
5.63%, 6/24/30	635	578
5.63%, 6/24/30 (a)(b)	230	209
6.25%, 1/19/27	565	540
		1,327
Hungary (1.0%)
Sovereign (1.0%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,311
7.63%, 3/29/41	454	661
		1,972
India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	784

Indonesia (5.8%)
Sovereign (5.8%)
Indonesia Government International Bond,
3.85%, 7/18/27	450	470
4.13%, 1/15/25	2,670	2,759
4.45%, 4/15/70	700	724
4.75%, 1/8/26 (a)	1,360	1,447
5.13%, 1/15/45 (a)	1,014	1,124
5.35%, 2/11/49 (b)	200	230
Pertamina Persero PT,
4.30%, 5/20/23	2,540	2,579
6.45%, 5/30/44 (a)	310	363
6.50%, 11/7/48 (a)	1,070	1,274
		10,970

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Ivory Coast (1.3%)
Sovereign (1.3%)
Ivory Coast Government International Bond,
4.88%, 1/30/32		870	850
4.88%, 1/30/32 (a)	EUR	1,710	1,671
			2,521
Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
7.88%, 7/28/45		$740	958
8.00%, 3/15/39		420	548
			1,506
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		950	868

Kazakhstan (1.3%)
Sovereign (1.3%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		520	541
5.13%, 7/21/25		1,100	1,145
6.50%, 7/21/45		680	786
			2,472
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,440	1,400

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (d)(e)		3,490	429

Malaysia (1.5%)
Sovereign (1.5%)
Petronas Capital Ltd.,
3.50%, 3/18/25 – 4/21/30		2,810	2,857

Mexico (6.9%)
Corporate Bond (0.3%)
Cemex SAB de CV,
5.13%, 8/6/26 (a)(g)		520	511

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Sovereign (6.6%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)	800	762
Mexico Government International Bond,
3.75%, 1/11/28	960	978
4.15%, 3/28/27	1,096	1,154
4.50%, 4/22/29	470	497
4.60%, 2/10/48	1,000	955
Petroleos Mexicanos,
6.35%, 2/12/48	979	771
6.70%, 2/16/32	3,263	3,103
6.95%, 1/28/60	718	584
7.69%, 1/23/50	4,250	3,720
		12,524
		13,035
Mongolia (0.7%)
Sovereign (0.7%)
Mongolia Government International Bond,
4.45%, 7/7/31 (a)(b)	530	479
5.13%, 4/7/26 (a)	310	307
5.63%, 5/1/23	506	510
		1,296
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)	820	660

Nigeria (3.0%)
Corporate Bond (0.6%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	1,100	1,101

Sovereign (2.4%)
Nigeria Government International Bond,
6.38%, 7/12/23	530	544
6.50%, 11/28/27 (a)	620	591
7.14%, 2/23/30 (a)	1,420	1,342
7.38%, 9/28/33 (a)(b)	220	200
8.25%, 9/28/51 (a)	490	428
8.38%, 3/24/29 (a)	300	304
9.25%, 1/21/49 (a)	1,200	1,147
		4,556
		5,657
Oman (2.9%)
Sovereign (2.9%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	2,950	3,085
6.25%, 1/25/31 (a)(b)	2,300	2,441
		5,526

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Panama (2.3%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	500	477

Sovereign (2.0%)
Panama Government International Bond,
3.87%, 7/23/60	550	483
4.00%, 9/22/24	2,084	2,133
4.50%, 4/1/56	810	795
8.88%, 9/30/27	278	354
		3,765
		4,242
Paraguay (0.3%)
Sovereign (0.3%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)	250	262
5.40%, 3/30/50 (a)	200	203
		465
Peru (2.6%)
Corporate Bonds (0.5%)
Fondo Mivivienda SA,
3.50%, 1/31/23 (a)	491	496
Intercorp Peru Ltd.,
3.88%, 8/15/29	440	399
		895
Sovereign (2.1%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	965
Peruvian Government International Bond,
3.55%, 3/10/51 (b)	1,170	1,094
6.55%, 3/14/37	1,550	1,965
		4,024
		4,919
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond,
3.95%, 1/20/40	720	715
9.50%, 2/2/30	2,200	3,125
		3,840
Qatar (4.2%)
Sovereign (4.2%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)	1,525	1,613
4.00%, 3/14/29	1,610	1,723
4.82%, 3/14/49	490	582
4.82%, 3/14/49 (a)	3,460	4,111
		8,029

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Romania (1.8%)
Sovereign (1.8%)
Romanian Government International Bond,
1.75%, 7/13/30 (a)	420	395
2.00%, 4/14/33	420	375
3.00%, 2/27/27 (a)	866	844
3.75%, 2/7/34 (a)	830	859
4.00%, 2/14/51	1,100	959
		3,432
Saudi Arabia (2.3%)
Corporate Bond (0.5%)
SA Global Sukuk Ltd.,
2.69%, 6/17/31 (a)	1,040	987

Sovereign (1.8%)
Saudi Government International Bond,
3.45%, 2/2/61 (a)	1,070	951
4.38%, 4/16/29	538	583
5.25%, 1/16/50 (a)	1,580	1,871
		3,405
		4,392
Senegal (0.8%)
Sovereign (0.8%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	1,540	1,458

Serbia (0.6%)
Sovereign (0.6%)
Serbia International Bond,
2.13%, 12/1/30 (a)	400	336
2.13%, 12/1/30	1,000	839
		1,175
South Africa (1.5%)
Sovereign (1.5%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28	929	908
Republic of South Africa Government International Bond,
4.30%, 10/12/28	2,000	1,938
		2,846
Sri Lanka (1.3%)
Sovereign (1.3%)
Sri Lanka Government International Bond,
6.20%, 5/11/27	2,250	1,069
7.55%, 3/28/30	2,740	1,294
		2,363
Suriname (0.3%)
Sovereign (0.3%)
Suriname Government International Bond,
9.25%, 10/26/26	610	509

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Turkey (2.6%)
Sovereign (2.6%)
Turkey Government International Bond,
4.88%, 4/16/43	1,300	929
5.75%, 3/22/24	2,140	2,124
5.88%, 6/26/31	1,070	917
6.88%, 3/17/36	1,000	894
		4,864
Ukraine (1.7%)
Corporate Bond (0.2%)
NPC Ukrenergo,
6.88%, 11/9/26 (a)	690	276

Sovereign (1.5%)
Ukraine Government International Bond,
6.75%, 6/20/26	2,200	1,027
6.88%, 5/21/29	1,500	635
7.75%, 9/1/23	2,310	1,188
		2,850
		3,126
United Arab Emirates (3.5%)
Corporate Bond (0.6%)
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)	1,265	1,147

Sovereign (2.9%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,950	1,915
2.70%, 9/2/70 (a)	1,300	1,025
3.13%, 5/3/26 – 4/16/30	1,531	1,564
DP World Crescent Ltd.,
4.85%, 9/26/28	930	992
		5,496
		6,643
Uruguay (1.6%)
Sovereign (1.6%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,260	1,339
5.10%, 6/18/50	1,385	1,637
		2,976
Uzbekistan (0.3%)
Sovereign (0.3%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (a)	550	480

Venezuela (0.6%)
Sovereign (0.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	15,570	1,148

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond,
5.38%, 9/20/22	865	599
8.97%, 7/30/27	1,850	1,326
		1,925
TOTAL FIXED INCOME SECURITIES (COST $196,896)		170,594

No. of Warrants
WARRANT (0.0%) (f)
Venezuela (0.0%) (f)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h) (Cost $—)	5,450	43

Shares
SHORT-TERM INVESTMENTS (9.8%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	6,754,871	6,755

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $352; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $359)	$352	352
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $32; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $33)	32	32
		384
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (COST $7,139)		7,139

	Shares
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $11,357)	11,356,810	11,357
TOTAL SHORT-TERM INVESTMENTS (COST $18,496)		18,496
TOTAL INVESTMENTS (100.0%) (COST $215,392) Including $8,917 of Securities Loaned (j)(k)(l)		189,133
LIABILITIES IN EXCESS OF OTHER ASSETS		(8,382)
NET ASSETS		$180,751

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $8,917,000 and $9,121,000, respectively. The Fund received cash collateral of approximately $7,139,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $0 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	Amount is less than 0.05%.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contract.
(k)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,962,000 and the aggregate gross unrealized depreciation is approximately $30,244,000, resulting in net unrealized depreciation of approximately $26,282,000.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	1,000		$1,115	5/20/22	$7
Bank of America NA	EUR	760		$836	5/20/22	(6)
Bank of America NA		$1,220	EUR	1,100	5/20/22	(1)
BNP Paribas SA	EUR	6,130		$6,975	5/20/22	183
Citibank NA	EUR	740		$818	5/20/22	(2)
JPMorgan Chase Bank NA	MXN	21,600		$1,042	5/20/22	(35)
UBS AG		$1,068	MXN	21,600	5/20/22	9
						$155

EUR	—	Euro
MXN	—	Mexican Peso

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	88.8%
Short-Term Investments	6.2
Others**	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with unrealized appreciation of approximately $155,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ March 31, 2022 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,971	$—	$8,971
Sovereign	—	161,623	—	161,623
Total Fixed Income Securities	—	170,594	—	170,594
Warrant	—	43	—	43
Short-Term Investments
Investment Company	18,112	—	—	18,112
Repurchase Agreements	—	384	—	384
Total Short-Term Investments	18,112	384	—	18,496
Foreign Currency Forward Exchange Contracts	—	199	—	199
Total Assets	18,112	171,220	—	189,332
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(44)	—	(44)
Total	$18,112	$171,176	$—	$189,288

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.